Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 46,663	$ 43,578	$ 38,984